Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Research and development expenses	$ 1,943	$ 740	$ 240
General and administrative expenses	3,810	1,268	1,363
Total operating expense	5,753	2,008	1,603
Other (income) expenses, net	1	(8)	961
Operating loss	5,754	2,000	2,564
Finance income	(1)	(1)	(5)
Finance expenses	491	8	9
Company's share of losses of an associate			49
Net loss	6,244	2,007	2,617
Attributable to:
Equity holders of the Company	6,244	1,993	2,541
Non-controlling interests		14	76
Profit loss	$ 6,244	$ 2,007	$ 2,617
Basic and diluted net loss per share attributable to equity holders of the Company	$ 0.05	$ 0.05	$ 0.11
Basic and diluted loss per ADS attributable to equity holders of the Company	$ 2.14	$ 2.14	$ 4.39